Right of Use Asset and Lease Liability - Schedule of maturity analysis - undiscounted contractual payments (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 9,070
Less than 1 year [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,938
1 to 2 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,834
2 to 3 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,045
3 to 4 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	1,007
4 to 5 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 246